Related Party Transactions - Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction
Trade receivables due from KNOT and affiliates	$ 1,405
Other current assets from related parties	2,403	$ 1,230
KOAS
Related Party Transaction
Other trading balances	645	687
KNOT and affiliates
Related Party Transaction
Trade receivables due from KNOT and affiliates	1,405
Other trading balances	$ 353	$ 543